Assets Classified as Held for Sale - Schedule of Book Value of Plants in Assets Held for Sale Group (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	R$ 57	R$ 58
Property, Plant and Equipment, Intangible Assets - Plants [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	20	58
Financial assets – Generation – Concession grant fee [Member]
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets	R$ 37